Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 2.4%
Boeing Co. (The) *	2,590	$559,000
Carpenter Technology Corp.	1,226	301,032
Curtiss-Wright Corp.	136	73,840
Firefly Aerospace, Inc. *	1,966	57,643
General Dynamics Corp.	3,309	1,128,369
HEICO Corp., Class A	2,285	580,596
Lockheed Martin Corp.	1,584	790,749
Northrop Grumman Corp.	537	327,205
RTX Corp.	8,814	1,474,846
Woodward, Inc.	636	160,723
		5,454,003
Air Freight & Logistics - 0.5%
FedEx Corp.	3,078	725,823
United Parcel Service, Inc., Class B	5,956	497,505
		1,223,328
Automobile Components - 0.4%
BorgWarner, Inc.	21,109	927,952
Automobiles - 0.4%
General Motors Co.	13,770	839,557
Banks - 7.7%
Bank of America Corp.	67,670	3,491,095
Citigroup, Inc.	17,874	1,814,211
Huntington Bancshares, Inc.	106,106	1,832,451
JPMorgan Chase & Co.	23,865	7,527,737
KeyCorp	2,574	48,108
Pinnacle Financial Partners, Inc.	605	56,743
PNC Financial Services Group, Inc. (The)	7,320	1,470,808
Southstate Bank Corp.	8,650	855,225
Synovus Financial Corp.	1,257	61,693
Wells Fargo & Co.	2,851	238,971
		17,397,042
Beverages - 1.1%
Coca-Cola Co. (The)	11,935	791,529
Keurig Dr Pepper, Inc.	22,482	573,516
Monster Beverage Corp. *	5,451	366,907
PepsiCo, Inc.	5,125	719,755
		2,451,707
Biotechnology - 1.9%
AbbVie, Inc.	2,989	692,073
Biogen, Inc. *	2,188	306,495
Exact Sciences Corp. *	408	22,322
Gilead Sciences, Inc.	7,309	811,299
Moderna, Inc. *	9,906	255,872
Natera, Inc. *	1,653	266,083
Regeneron Pharmaceuticals, Inc.	2,663	1,497,325
Ultragenyx Pharmaceutical, Inc. *	4,558	137,105
United Therapeutics Corp. *	834	349,621
		4,338,195

	Shares/ Principal	Fair Value

Broadline Retail - 2.5%
Amazon.com, Inc. *	24,629	$5,407,790
eBay, Inc.	2,506	227,921
Macy's, Inc.	1,522	27,289
		5,663,000
Building Products - 0.9%
Armstrong World Industries, Inc.	1,067	209,143
Johnson Controls International PLC	7,170	788,341
Owens Corning	3,599	509,115
Trane Technologies PLC	1,227	517,745
		2,024,344
Capital Markets - 6.0%
Blackstone, Inc.	2,337	399,276
Bullish *	3,339	212,394
Cboe Global Markets, Inc.	1,205	295,526
Charles Schwab Corp. (The)	27,425	2,618,265
CME Group, Inc.	6,289	1,699,225
Coinbase Global, Inc., Class A *	213	71,885
Goldman Sachs Group, Inc. (The)	411	327,300
Interactive Brokers Group, Inc., Class A	5,972	410,933
Intercontinental Exchange, Inc.	6,948	1,170,599
Jefferies Financial Group, Inc.	692	45,271
Miami International Holdings, Inc. *	1,224	49,278
Moody's Corp.	1,657	789,527
Morgan Stanley	16,634	2,644,141
Nasdaq, Inc.	12,573	1,112,082
Robinhood Markets, Inc., Class A *	2,033	291,085
S&P Global, Inc.	2,580	1,255,712
Tradeweb Markets, Inc., Class A	1,620	179,788
XP, Inc., Class A	4,962	93,236
		13,665,523
Chemicals - 1.8%
Celanese Corp.	4,716	198,449
Corteva, Inc.	27,653	1,870,173
Dow, Inc.	13,710	314,370
DuPont de Nemours, Inc.	7,493	583,705
Huntsman Corp.	31,994	287,306
Lyondellbasell Industries NV, Class A	3,526	172,915
Mosaic Co. (The)	4,943	171,423
Olin Corp.	5,964	149,040
PPG Industries, Inc.	2,170	228,089
Scotts Miracle-Gro Co. (The)	2,281	129,903
		4,105,373
Commercial Services & Supplies - 1.4%
Cintas Corp.	3,424	702,810
Copart, Inc. *	7,339	330,035
Republic Services, Inc.	3,756	861,927
Veralto Corp.	3,968	423,028
Waste Connections, Inc.	3,002	527,752
Waste Management, Inc.	1,111	245,342
		3,090,894

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Communications Equipment - 1.5%
Arista Networks, Inc. *	3,992	$581,674
Cisco Systems, Inc.	27,149	1,857,535
Motorola Solutions, Inc.	2,276	1,040,792
		3,480,001
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	646	533,066
MasTec, Inc. *	4,368	929,554
		1,462,620
Construction Materials - 0.2%
CRH PLC	3,337	400,106
Vulcan Materials Co.	310	95,362
		495,468
Consumer Finance - 1.0%
Ally Financial, Inc.	11,500	450,800
American Express Co.	4,336	1,440,246
Figure Technology Solutions, Inc., Class A *	1,806	65,684
OneMain Holdings, Inc.	7,084	399,963
		2,356,693
Consumer Staples Distribution & Retail - 2.8%
Costco Wholesale Corp.	1,136	1,051,516
Dollar General Corp.	2,100	217,035
Kroger Co. (The)	1,463	98,621
Performance Food Group Co. *	1,055	109,762
Sprouts Farmers Market, Inc. *	1,085	118,048
Walgreens Boots Alliance, Inc. *	3,652	1,935
Walmart, Inc.	45,902	4,730,660
		6,327,577
Containers & Packaging - 0.3%
Crown Holdings, Inc.	3,452	333,429
Smurfit Westrock PLC	7,141	303,992
		637,421
Diversified Consumer Services - 0.0%†
Bright Horizons Family Solutions, Inc. *	619	67,205
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	43,491	1,228,186
Verizon Communications, Inc.	34,639	1,522,384
		2,750,570
Electric Utilities - 2.6%
Constellation Energy Corp.	70	23,035
Edison International	15,281	844,733
Entergy Corp.	24,836	2,314,467
Eversource Energy	6,705	476,994
NextEra Energy, Inc.	17,281	1,304,543
PG&E Corp.	53,783	811,047
		5,774,819
Electrical Equipment - 1.0%
AMETEK, Inc.	8,139	1,530,132

	Shares/ Principal	Fair Value

Electrical Equipment (continued)
Eaton Corp. PLC	849	$317,738
Rockwell Automation, Inc.	1,181	412,795
		2,260,665
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	7,308	904,365
Flex Ltd. *	8,609	499,063
Keysight Technologies, Inc. *	2,615	457,416
		1,860,844
Energy Equipment & Services - 0.4%
Schlumberger NV	25,570	878,841
Entertainment - 0.6%
Netflix, Inc. *	83	99,510
Roku, Inc. *	1,548	155,001
Take-Two Interactive Software, Inc. *	735	189,895
Walt Disney Co. (The)	7,906	905,237
Warner Bros Discovery, Inc. *	2,188	42,732
		1,392,375
Financial Services - 3.7%
Affirm Holdings, Inc. *	800	58,464
Berkshire Hathaway, Inc., Class B *	14,054	7,065,508
Fidelity National Information Services, Inc.	9,719	640,871
Fiserv, Inc. *	2,808	362,035
Klarna Group PLC *	1,311	48,048
Remitly Global, Inc. *	4,329	70,563
Visa, Inc., Class A	240	81,931
		8,327,420
Food Products - 0.3%
Cal-Maine Foods, Inc.	504	47,426
Ingredion, Inc.	1,879	229,445
Kellanova	2,131	174,784
Seaboard Corp.	15	54,705
Smithfield Foods, Inc.	3,589	84,270
		590,630
Ground Transportation - 1.1%
CSX Corp.	5,679	201,661
Knight-Swift Transportation Holdings, Inc.	2,986	117,977
Norfolk Southern Corp.	126	37,852
Union Pacific Corp.	8,906	2,105,111
		2,462,601
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. *	18,560	1,812,013
Edwards Lifesciences Corp. *	6,872	534,435
GE HealthCare Technologies, Inc.	3,259	244,751
Glaukos Corp. *	395	32,212
Hologic, Inc. *	3,565	240,602
Insulet Corp. *	339	104,659
Intuitive Surgical, Inc. *	563	251,791

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	12,599	$1,199,929
Stryker Corp.	2,566	948,573
		5,368,965
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	9,069	1,423,470
Centene Corp. *	14,536	518,645
Cigna Group (The)	2,141	617,143
CVS Health Corp.	1,356	102,229
Elevance Health, Inc.	1,732	559,644
Encompass Health Corp.	2,669	339,016
HealthEquity, Inc. *	865	81,976
Humana, Inc.	332	86,377
Molina Healthcare, Inc. *	327	62,575
Tenet Healthcare Corp. *	1,011	205,273
UnitedHealth Group, Inc.	7,477	2,581,808
		6,578,156
Health Care REITs - 0.7%
Ventas, Inc.	16,759	1,172,963
Welltower, Inc.	2,908	518,031
		1,690,994
Health Care Technology - 0.0%†
Veeva Systems, Inc., Class A *	383	114,100
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	118	637,114
Caesars Entertainment, Inc. *	13,202	356,784
Chipotle Mexican Grill, Inc. *	6,704	262,730
Darden Restaurants, Inc.	2,619	498,553
Dutch Bros, Inc., Class A *	369	19,313
McDonald's Corp.	6,232	1,893,842
		3,668,336
Household Durables - 1.2%
Garmin Ltd.	3,603	887,131
Meritage Homes Corp.	7,087	513,311
NVR, Inc. *	50	401,733
Taylor Morrison Home Corp. *	2,062	136,113
Toll Brothers, Inc.	4,961	685,312
		2,623,600
Household Products - 1.4%
Procter & Gamble Co. (The)	21,274	3,268,750
Independent Power and Renewable Electricity Producers - 0.0%†
AES Corp. (The)	4,117	54,180
Industrial Conglomerates - 1.3%
3M Co.	1,600	248,288
Honeywell International, Inc.	12,516	2,634,618
		2,882,906
Industrial REITs - 0.2%
Prologis, Inc.	3,722	426,243

	Shares/ Principal	Fair Value

Insurance - 3.2%
Accelerant Holdings, Class A *	6,309	$93,941
Aflac, Inc.	1,783	199,161
Allstate Corp. (The)	3,780	811,377
Arch Capital Group Ltd.	2,352	213,397
Chubb Ltd.	1,466	413,779
Globe Life, Inc.	580	82,923
Hanover Insurance Group, Inc. (The)	1,195	217,048
Hartford Financial Services Group, Inc. (The)	4,139	552,101
Marsh & McLennan Cos., Inc.	236	47,561
MetLife, Inc.	11,193	921,967
Progressive Corp. (The)	5,831	1,439,965
Reinsurance Group of America, Inc.	1,846	354,672
Travelers Cos., Inc. (The)	6,386	1,783,099
		7,130,991
Interactive Media & Services - 4.1%
Alphabet, Inc., Class A	14,916	3,626,080
Alphabet, Inc., Class C	12,883	3,137,655
Meta Platforms, Inc., Class A	3,233	2,374,250
Pinterest, Inc., Class A *	4,908	157,890
		9,295,875
IT Services - 1.7%
Accenture PLC, Class A	4,129	1,018,212
Cognizant Technology Solutions Corp., Class A	2,418	162,175
Globant SA *	3,182	182,583
GoDaddy, Inc., Class A *	787	107,685
International Business Machines Corp.	6,408	1,808,081
MongoDB, Inc. *	331	102,736
VeriSign, Inc.	1,359	379,936
		3,761,408
Leisure Products - 0.3%
Hasbro, Inc.	8,589	651,476
Life Sciences Tools & Services - 0.9%
Danaher Corp.	5,071	1,005,377
Thermo Fisher Scientific, Inc.	2,055	996,716
		2,002,093
Machinery - 3.6%
Caterpillar, Inc.	3,577	1,706,766
Crane Co.	1,512	278,420
Deere & Co.	1,536	702,351
Dover Corp.	3,411	569,057
Flowserve Corp.	8,267	439,308
Mueller Industries, Inc.	10,002	1,011,302
Otis Worldwide Corp.	756	69,121
PACCAR, Inc.	3,567	350,707
Parker-Hannifin Corp.	2,471	1,873,389
Toro Co. (The)	1,343	102,337
Westinghouse Air Brake Technologies Corp.	3,465	694,629

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Machinery (continued)
Xylem, Inc.	1,861	$274,497
		8,071,884
Marine Transportation - 0.1%
Kirby Corp. *	2,677	223,396
Media - 1.1%
Comcast Corp., Class A	58,832	1,848,502
Fox Corp., Class A	5,935	374,261
Fox Corp., Class B	1,739	99,627
Interpublic Group of Cos., Inc. (The)	2,119	59,141
NIQ Global Intelligence PLC *	6,037	94,781
Trade Desk, Inc. (The), Class A *	2,320	113,703
		2,590,015
Metals & Mining - 1.1%
Alcoa Corp.	4,224	138,927
Freeport-McMoRan, Inc.	15,990	627,128
Newmont Corp.	12,849	1,083,299
Nucor Corp.	805	109,021
Reliance, Inc.	1,243	349,072
Steel Dynamics, Inc.	804	112,102
		2,419,549
Multi-Utilities - 0.6%
Black Hills Corp.	1,132	69,720
Consolidated Edison, Inc.	11,960	1,202,219
		1,271,939
Oil, Gas & Consumable Fuels - 4.9%
Cheniere Energy, Inc.	691	162,371
Chevron Corp.	11,703	1,817,359
Chord Energy Corp.	5,203	517,022
Civitas Resources, Inc.	3,158	102,635
Devon Energy Corp.	52,104	1,826,766
EOG Resources, Inc.	626	70,187
Expand Energy Corp.	3,652	387,989
Exxon Mobil Corp.	20,083	2,264,358
HF Sinclair Corp.	4,213	220,509
Kinder Morgan, Inc.	39,227	1,110,516
Marathon Petroleum Corp.	947	182,525
Ovintiv, Inc.	23,260	939,239
Phillips 66	459	62,433
Targa Resources Corp.	346	57,969
Valero Energy Corp.	3,242	551,983
Williams Cos., Inc. (The)	13,998	886,773
		11,160,634
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,306	204,865
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	9,616	545,708
Personal Care Products - 0.1%
BellRing Brands, Inc. *	3,362	122,209

	Shares/ Principal	Fair Value

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	38,793	$1,749,564
Eli Lilly & Co.	408	311,304
Johnson & Johnson	19,056	3,533,364
Merck & Co., Inc.	12,823	1,076,235
Pfizer, Inc.	117,184	2,985,848
		9,656,315
Professional Services - 0.1%
Booz Allen Hamilton Holding Corp.	669	66,866
ExlService Holdings, Inc. *	5,159	227,151
Verisk Analytics, Inc.	109	27,415
		321,432
Real Estate Management & Development - 0.0%†
Zillow Group, Inc., Class A *	384	28,585
Residential REITs - 0.2%
Camden Property Trust	4,826	515,320
Invitation Homes, Inc.	736	21,587
		536,907
Retail REITs - 1.1%
Kimco Realty Corp.	53,864	1,176,929
NNN REIT, Inc.	7,346	312,719
Simon Property Group, Inc.	5,099	956,929
		2,446,577
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. *	3,682	595,711
Analog Devices, Inc.	3,886	954,790
Broadcom, Inc.	72	23,754
Credo Technology Group Holding Ltd. *	912	132,796
Intel Corp. *	33,168	1,112,786
Lam Research Corp.	11,409	1,527,665
Marvell Technology, Inc.	8,546	718,462
Microchip Technology, Inc.	3,733	239,733
Micron Technology, Inc.	10,230	1,711,684
NVIDIA Corp.	2,652	494,810
Qorvo, Inc. *	2,219	202,107
QUALCOMM, Inc.	7,370	1,226,073
Skyworks Solutions, Inc.	3,240	249,415
Texas Instruments, Inc.	2,820	518,119
		9,707,905
Software - 2.5%
Adobe, Inc. *	1,541	543,588
Atlassian Corp., Class A *	714	114,026
Confluent, Inc., Class A *	1,824	36,115
Elastic NV *	4,448	375,812
Figma, Inc., Class A *	867	44,971
HubSpot, Inc. *	694	324,653
Intuit, Inc.	790	539,499
Microsoft Corp.	2,005	1,038,490
MicroStrategy, Inc., Class A *	1,004	323,499

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Software (continued)
Palantir Technologies, Inc., Class A *	389	$70,961
Rubrik, Inc., Class A *	721	59,302
Salesforce, Inc.	8,471	2,007,627
ServiceNow, Inc. *	241	221,787
		5,700,330
Specialized REITs - 1.5%
CubeSmart	28,909	1,175,440
Digital Realty Trust, Inc.	2,624	453,637
Equinix, Inc.	1,080	845,899
Public Storage	3,036	876,949
		3,351,925
Specialty Retail - 1.9%
AutoNation, Inc. *	1,525	333,624
AutoZone, Inc. *	103	441,895
Bath & Body Works, Inc.	2,380	61,309
Best Buy Co., Inc.	3,106	234,876
CarMax, Inc. *	5,875	263,611
Five Below, Inc. *	1,012	156,556
Gap, Inc. (The)	2,242	47,956
Home Depot, Inc. (The)	920	372,775
Lithia Motors, Inc., Class A	1,198	378,568
TJX Cos., Inc. (The)	12,543	1,812,965
Urban Outfitters, Inc. *	378	27,001
Williams-Sonoma, Inc.	419	81,894
		4,213,030
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	3,653	930,163
Dell Technologies, Inc., Class C	1,937	274,609
SanDisk Corp./de *	721	80,896
Western Digital Corp.	2,755	330,765
		1,616,433
Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports, Inc. *	1,306	45,384
Levi Strauss & Co., Class A	7,463	173,888
NIKE, Inc., Class B	1,478	103,061
Ralph Lauren Corp.	1,209	379,094
Tapestry, Inc.	3,346	378,834
Under Armour, Inc., Class C *	1,417	6,844
		1,087,105
Tobacco - 1.0%
Altria Group, Inc.	3,162	208,882
Philip Morris International, Inc.	12,713	2,062,048
		2,270,930
Trading Companies & Distributors - 0.9%
Air Lease Corp.	2,960	188,404
Applied Industrial Technologies, Inc.	2,652	692,304
Ferguson Enterprises, Inc.	5,527	1,241,254
		2,121,962

	Shares/ Principal	Fair Value

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.	5,504	$1,317,547

Total Common Stocks
(Cost - $188,033,874)		222,811,923
Short-Term Investments - 1.5%
Money Market Funds - 1.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(a) (Cost - $3,351,304)	3,351,304	3,351,304

Total Short-Term Investments (Cost - $3,351,304)		3,351,304
Total Investments - 99.9%
(Cost - $191,385,178)		$226,163,227
Other Assets Less Liabilities - Net 0.1%		122,876
Total Net Assets - 100.0%		$226,286,103

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P500 EMINI FUT DEC25	Goldman Sachs & Co	11	12/19/2025	$3,706,312	$44,367